Stock-based Compensation - Schedule of Stock Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Number of Options Beginning balance	3,088,195	3,000,657	1,416,000
Weighted average exercise price Beginning Balance	$ 6.86	$ 9.11	$ 16.24
Number of Options Granted	1,128,980	1,172,000	2,172,828
Number of Options Exercised	(13,375)
Number of Options Forfeited	(742,460)	(1,084,462)	(588,171)
Number of Options Ending balance	3,461,340	3,088,195	3,000,657	1,416,000
Number of Options Vested or expected to vest Ending balance	3,180,374
Number of Options Exercisable, ending balance	945,715
Weighted average exercise price Granted	$ 2.12	$ 1.50	$ 5.54
Weighted average exercise price Exercised	$ 1.62
Weighted average exercise price Forfeited	$ 8.85	$ 7.39	$ 13.06
Weighted average exercise price Ending Balance	$ 4.91	$ 6.86	$ 9.11	$ 16.24
Weighted average exercise price Vested or expected to vest Ending Balance	$ 5.09
Weighted average exercise price Ending Balance, exercisable	$ 8.10
Average remaining contractual life	2 years 9 months 7 days	3 years 5 months 1 day	3 years 11 months 19 days	4 years 4 months 13 days
Average remaining contractual life	2 years 9 months
Average remaining contractual life	2 years 3 months 11 days
Aggregate Intrinsic Value Ending balance	$ 5,901	$ 37		$ 152
Aggregate Intrinsic Value Vested or expected to vest Ending balance	5,268
Exercisable, Aggregate Intrinsic Value	$ 887